CAPITAL STOCK - Changes in Number of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Balance, beginning of year, Weighted average exercise price (in CDN per share) | $	$ 11.38	$ 8.78	$ 7.01
Granted, Weighted average exercise price (in CDN per share) | $	0.00	0.00	0.00
Exercised, Weighted average exercise price (in CDN per share) | $	8.00	3.56	2.79
Forfeited, Weighted average exercise price (in CDN per share) | $	0.00	12.35	12.30
Balance, end of year, Weighted average exercise price (in CDN per share) | $	$ 12.29	$ 11.38	$ 8.78
Balance, beginning of year, Number of options (in shares) | shares	1,061,250	1,617,500	2,360,000
Granted, Number of options (in shares) | shares	0	0	0
Exercised, Number of options (in shares) | shares	(226,875)	(540,000)	(712,500)
Forfeited, Number of options (in shares) | shares	0	(16,250)	(30,000)
Balance, end of year, Number of options (in shares) | shares	834,375	1,061,250	1,617,500